Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities Current [Line Items]
Compensation	$ 32,666	$ 49,510	$ 37,696
Professional services	3,396	2,371	2,753
Royalties and licenses	2,822	2,640	2,301
Sales tax	2,949	2,296	2,294
Employee insurance benefits	2,136	2,443	1,979
Software license agreement	3,270	3,265	1,430
Other	3,018	4,166	4,534
Total	$ 50,257	$ 66,691	$ 52,987